Loss Per Share - Computation of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Loss attributable to ordinary shareholders (including Class B shareholders)	$ (218,412)	$ (110,168)	$ (88,518)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	100,394,080	52,607,986	41,714,518
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	100,394,080	52,607,986	41,714,518
Basic	$ (2.18)	$ (2.09)	$ (2.12)
Diluted	$ (2.18)	$ (2.09)	$ (2.12)